UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 2013

Check here if Amendment []; Amendment Number: ______
This Amendment (Check only one.): [] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Perennial Investment Partners Pty Ltd
Address: Level 19 , 56 Pitt Street


Form 13F File Number: 28-12453

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Bill AnastasopoulosTitle: Head of Legal and
CompliancePhone: +612 8274 2748

Signature, Place, and Date of Signing:

Sydney NSW MAY, 2013

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT.
(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number Name






FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0
Form 13F
Information Table Entry Total:   66
Form 13F
Information Table Value Total: 423,441 (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect
to which this report is filed, other
than the manager filing this report.



No. Form 13F File Number Name




FORM 13F INFORMATION TABLE


NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE	SHARES / PRN AMT	SHARES/	PUT / CALL
INVESTMENT	OTHER	VOTING

			(x $1000)		PRN		DISCRETN	MANAGERS
SOLE

ADT Corp/The	COM	00101J106	 1,708 	 35,000 	SH		SOLE	01	 35,000
Agrium Inc	COM	008916108	 3,976 	 40,136 	SH		SOLE	01	 40,136
American Campus COM	024835100	 6,272 	 138,334 	SH		SOLE	01	 138,334
American Tower	COM	03027X100	 11,507 149,592 	SH		SOLE	01	 149,592
Audience Inc	COM	05070J102	 2,153 	 141,211 	SH		SOLE	01	 141,211
AvalonBay Comm	COM	053484101	 9,691 	 76,508 	SH		SOLE	01	 76,508
B/E Aerospace I	COM	073302101	 4,032 	 66,894 	SH		SOLE	01	 66,894
BMC Software I	COM	055921100	 1,986 	 42,865 	SH		SOLE	01	 42,865
Boston Propert	COM	101121101	 12,960 128,242 	SH		SOLE	01	 128,242
Brookfield Off	COM	112900105	 8,520 	 488,512 	SH		SOLE	01	 488,512
Camden Property	COM	133131102	 7,244 	 105,474 	SH		SOLE	01	 105,474
Capital One F	COM	14040H105	 4,292 	 78,112 	SH		SOLE	01	 78,112
Caterpillar Inc	COM	149123101	 4,258 	 48,958 	SH		SOLE	01	 48,958
CBL & Associat	COM	124830100	 10,401 440,729 	SH		SOLE	01	 440,729
Check Poi SPONSORED ADR	M22465104	 3,222 	 68,558 	SH		SOLE	01	 68,558
Cooper Cos Inc	COM	216648402	 4,121 	 38,198 	SH		SOLE	01	 38,198
CSX Corp	COM	126408103	 5,047 	 204,901 	SH		SOLE	01	 204,901
CubeSmart	COM	229663109	 5,657 	 358,020 	SH		SOLE	01	 358,020
DDR Corp	COM	23317H102	 1,035 	 59,433 	SH		SOLE	01	 59,433
Digital Realty	COM	253868103	 9,747 	 145,677 	SH		SOLE	01	 145,677
Douglas Emmett 	COM	25960P109	 5,341 	 214,236 	SH		SOLE	01	 214,236
Equity Resident	COM	29476L107	 16,243 295,007 	SH		SOLE	01	 295,007
Essex Property 	COM	297178105	 11,266 74,820 		SH		SOLE	01	 74,820
Esterline Tech	COM	297425100	 4,249 	 56,129 	SH		SOLE	01	 56,129
Exxon Mobil Cor	COM	30231G102	 1,982 	 22,000 	SH		SOLE	01	 22,000
Facebook Inc	COM	30303M102	 1,488 	 58,151 	SH		SOLE	01	 58,151
FMC Technologie	COM	30249U101	 2,556 	 47,000 	SH		SOLE	01	 47,000
Franklin Resou	COM	354613101	 5,246 	 34,787 	SH		SOLE	01	 34,787
General Electr	COM	369604103	 1,515 	 65,519 	SH		SOLE	01	 65,519
General Growth	COM	370023103	 10,632 534,806 	SH		SOLE	01	 534,806
General Motors	COM	37045V100	 4,564 	 164,062 	SH		SOLE	01	 164,062
Gilead Sciences	COM	375558103	 5,090 	 104,000 	SH		SOLE	01	 104,000
Goldcorp Inc	COM	380956409	 951 	 27,813 	SH		SOLE	01	 27,813
Goldman Sachs	COM	38141G104	 4,415 	 30,006 	SH		SOLE	01	 30,006
Google Inc	COM	38259P508	 5,890 	 7,416 		SH		SOLE	01	 7,416
HCP Inc		COM	40414L109	 23,058 462,452 	SH		SOLE	01	 462,452
Headwaters Inc	COM	42210P102	 2,522 	 231,367 	SH		SOLE	01	 231,367
Health Care REI	COM	42217K106	 9,405 	 138,495 	SH		SOLE	01	 138,495
Highwoods Prope	COM	431284108	 2,156 	 54,489 	SH		SOLE	01	 54,489
Home Properties	COM	437306103	 3,282 	 51,756 	SH		SOLE	01	 51,756
Intuit Inc	COM	461202103	 5,582 	 85,010 	SH		SOLE	01	 85,010
Intuitive Surg	COM	46120E602	 3,873 	 7,885 		SH		SOLE	01	 7,885
Kimberly-Clark 	COM	494368103	 1,802 	 18,396 	SH		SOLE	01	 18,396
Kimco Realty Co	COM	49446R109	 13,667 610,137 	SH		SOLE	01	 610,137
Lowe's Cos Inc	COM	548661107	 5,498 	 145,000 	SH		SOLE	01	 145,000
Macerich Co/The	COM	554382101	 9,706 	 150,764 	SH		SOLE	01	 150,764
Noble Energy 	COM	655044105	 2,024 	 17,500 	SH		SOLE	01	 17,500
Occidental Pet	COM	674599105	 3,040 	 38,793 	SH		SOLE	01	 38,793
Pennsylvania 	COM	709102107	 4,182 	 215,654 	SH		SOLE	01	 215,654
PetSmart Inc	COM	716768106	 3,879 	 62,458 	SH		SOLE	01	 62,458
Philip Morri	COM	718172109	 2,052 	 22,135 	SH		SOLE	01	 22,135
QLogic Corp	COM	747277101	 2,264 	 195,133 	SH		SOLE	01	 195,133
Ralph Lauren C	COM	751212101	 2,709 	 16,000 	SH		SOLE	01	 16,000
Shaw Communic	COM	82028K200	 1,467 	 58,300 	SH		SOLE	01	 58,300
Simon Property	COM	828806109	 42,948 270,862 	SH		SOLE	01	 270,862
SL Green Realty	COM	78440X101	 11,187 129,916 	SH		SOLE	01	 129,916
Sovran Self St	COM	84610H108	 3,972 	 61,584 	SH		SOLE	01	 61,584
SPDR Gold 	GOLD SHS78463V107	 3,287 	 21,280 	SH		SOLE	01	 21,280
Tanger Factory	COM	875465106	 11,043 305,214 	SH		SOLE	01	 305,214
Taubman Centers	COM	876664103	 15,524 199,891 	SH		SOLE	01	 199,891
Titan Machinery	COM	88830R101	 1,944 	 70,000 	SH		SOLE	01	 70,000
Tractor Supply 	COM	892356106	 2,886 	 27,714 	SH		SOLE	01	 27,714
US Silica Hold	COM	90346E103	 2,812 	 119,250 	SH		SOLE	01	 119,250
Ventas Inc	COM	92276F100	 21,739 296,980 	SH		SOLE	01	 296,980
Wells Fargo &	COM	949746101	 1,443 	 39,000 	SH		SOLE	01	 39,000
Whiting Petrol	COM	966387102	 3,232 	 63,580 	SH		SOLE	01	 63,580